CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 USD ($)
Current assets:
Cash	$ 2,145,812
Accounts receivable, net	2,605,130
Inventories	2,204,428
Deposits with related party	2,325
Prepaid expenses and other current assets	5,129,820
Total current assets	12,087,515
Fixed assets, net	69,837
Intangible assets, net	38,811,137
API purchase commitment	6,721,574
Other assets	676,230
Total assets	58,366,293
Current liabilities:
Current portion of senior debt, net	6,681,936
Accounts payable	3,776,443
Accrued expenses	20,887,262
Accrued inventory purchases	9,305,594
Other current liabilities	453,092
Total current liabilities	41,104,327
Long-term portion of senior debt	7,061,034
Deferred tax liability	1,432,167
Other long-term liabilities	749,546
Total liabilities	50,347,074
Stockholders' Equity / Members' Capital:
Preferred stock (par value of $0.0001 per share, 50,000,000 shares authorized, 500 shares issued and outstanding as of December 31, 2020)
Preferred units (1,619,754 units issued and outstanding as of December 31, 2019)	20,018,205
Common units (3,434,551 units issued and outstanding as of December 31, 2019)	29,117,233
Accumulated deficit	(41,116,219)
Total Stockholders' Equity	8,019,219
Total Liabilities and Stockholders' Equity	$ 58,366,293